Derivative Instruments - Summary of Customer-Related Derivative Positions of Company (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Notional Value	$ 1,100,000
Customer-Related Positions [Member]
Derivative [Line Items]
Notional Value	1,014,834	$ 651,844
Fair Value, Assets	7,476	3,537
Fair Value, Liabilities	10,277	2,489
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value	301,690	178,701
Fair Value, Assets	309	2,007
Fair Value, Liabilities	5,689	438
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value	316,133	174,176
Fair Value, Assets	2,323	134
Fair Value, Liabilities	206	670
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Other Derivatives [Member]
Derivative [Line Items]
Notional Value	40,261	16,267
Fair Value, Assets	3	1
Fair Value, Liabilities	16	2
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	103,489	89,679
Fair Value, Assets	1,794	194
Fair Value, Liabilities	5	36
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value	99,923	85,211
Fair Value, Assets	6	36
Fair Value, Liabilities	1,779	176
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Futures [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	3,623	3,607
Fair Value, Assets	0
Fair Value, Liabilities	4
Customer-Related Positions [Member] | Interest Rate Contracts [Member] | Futures [Member] | Written [Member]
Derivative [Line Items]
Notional Value	2,376	3,941
Fair Value, Assets	8
Fair Value, Liabilities	0
Customer-Related Positions [Member] | Foreign Exchange Rate Contracts [Member] | Forwards, Spots and Swaps [Member]
Derivative [Line Items]
Notional Value	134,666	89,321
Fair Value, Assets	3,010	1,145
Fair Value, Liabilities	2,548	1,143
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value	954	805
Fair Value, Assets	22	19
Fair Value, Liabilities	0
Customer-Related Positions [Member] | Foreign Exchange Option [Member] | Written [Member]
Derivative [Line Items]
Notional Value	954	805
Fair Value, Assets	0
Fair Value, Liabilities	22	19
Customer-Related Positions [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value	10,765	9,331
Fair Value, Assets	1	1
Fair Value, Liabilities	$ 8	$ 5